MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.5 - Schedule 4

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXXX	8121857	Application Date	XX/XX/XXXX	XX/XX/XXXX	True Data is correct
XXXXX	8121860	Application Date	XX/XX/XXXX	XX/XX/XXXX	True Data is correct
XXXXX	8121953	Application Date	XX/XX/XXXX	XX/XX/XXXX	app signed by both XXX and Borrower on XX/XX/XXXX
XXXXX	8121953	Property Type	Single Family Attached	Single Family Detached	This is an attached property
XXXXX	8122080	Application Date	XX/XX/XXXX	XX/XX/XXXX	True Data is correct
XXXXX	8122080	Credit QM/ATR Designation	QM-ATR Exempt	General QM - Appendix Q	True Data is correct
XXXXX	8122163	Credit QM/ATR Designation	QM-ATR Exempt	General QM - Appendix Q	File is DSCR, QM-ATR Exempt
XXXXX	8131026	DSCR	XXX	XXX	$XXX gross rents / $XXXPITIA = XXX DSCR
XXXXX	8131026	Mo Pymt (P&I)	$XXX	$XXX	P&I is $XXX per note
XXXXX	8131026	NON QM Months Reserves	XXX	XXX	Months reserves based on funds to close in file
XXXXX	9015041	Credit QM/ATR Designation	QM-ATR Exempt	General QM - Appendix Q	12 month bank statement loan
XXXXX	9015041	Qualifying Total Debt Income Ratio	XXX	XXX	Per debt and income
XXXXX	9014940	Application Date	XX/XX/XXXX	XX/XX/XXXX	Per XXX signature date on the initial 1003.